DEBT - Mortgage Notes Payable Related to Real Estate Investments Held For Sale, Net (FY) (Details) - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Debt Instrument [Line Items]
Principal amount	$ 185,758,762	$ 182,948,438
Plus unamortized mortgage premium	390,426	447,471
Less: deferred financing costs	(1,683,279)	(1,491,715)
Net principal	184,465,909	181,904,194
Harley Davidson property
Debt Instrument [Line Items]
Principal amount	6,558,170	0
Mortgage Notes Payable
Debt Instrument [Line Items]
Principal amount	182,758,762	176,948,438	$ 195,739,481
Plus unamortized mortgage premium	390,426	447,471	489,664
Less: deferred financing costs	(1,572,582)	(1,469,991)	(2,189,938)
Net principal	181,576,606	175,925,918	194,039,207
Mortgage Notes Payable | Harley Davidson property
Debt Instrument [Line Items]
Principal amount		0	6,748,029
Mortgage Notes Payable | EcoThrift property
Debt Instrument [Line Items]
Principal amount		0	$ 2,639,237
Mortgage Notes Payable | Secured Notes Payable, Real Estate Held-for-sale
Debt Instrument [Line Items]
Principal amount	4,422,616	9,196,855
Plus unamortized mortgage premium	0	1,550
Less: deferred financing costs	(41,190)	(109,967)
Net principal	4,381,426	9,088,438
Mortgage Notes Payable | Secured Notes Payable, Real Estate Held-for-sale | Harley Davidson property | Retail
Debt Instrument [Line Items]
Principal amount	$ 0	6,623,346
Mortgage Notes Payable | Secured Notes Payable, Real Estate Held-for-sale | EcoThrift property | Retail
Debt Instrument [Line Items]
Principal amount		$ 2,573,509